Loans (Information By Class Related To Individually Impaired Loans) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		$ 308,049,000	$ 342,960,000
Unpaid Principal Balance		356,694,000	401,743,000
Related Allowance		51,032,000	63,628,000
Average Recorded Investment		337,219,000	371,558,000
Interest Income Recognized		6,771,000	6,632,000
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		39,527,000	55,743,000
Unpaid Principal Balance		52,538,000	75,351,000
Related Allowance		4,124,000	5,969,000
Average Recorded Investment		58,225,000	77,431,000
Interest Income Recognized		1,227,000	786,000
Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		268,522,000	287,217,000
Unpaid Principal Balance		304,156,000	326,392,000
Related Allowance		46,908,000	57,659,000
Average Recorded Investment		278,994,000	294,127,000
Interest Income Recognized		5,544,000	5,846,000
Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		8,538,000	19,234,000
Unpaid Principal Balance		17,140,000	28,920,000
Related Allowance		0	0
Average Recorded Investment		14,093,000	25,028,000
Interest Income Recognized		0	0
Impaired Loans With No Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		19,934,000	25,456,000
Unpaid Principal Balance		39,633,000	48,092,000
Related Allowance		0	0
Average Recorded Investment		23,086,000	31,323,000
Interest Income Recognized		0	0
Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		30,989,000	36,509,000
Unpaid Principal Balance		35,398,000	46,431,000
Related Allowance		4,124,000	5,969,000
Average Recorded Investment		44,132,000	52,403,000
Interest Income Recognized		1,227,000	786,000
Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		248,588,000	261,761,000
Unpaid Principal Balance		264,523,000	278,300,000
Related Allowance		46,908,000	57,659,000
Average Recorded Investment		255,908,000	262,804,000
Interest Income Recognized		5,544,000	5,846,000
General C I [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		6,070,000	9,558,000
Unpaid Principal Balance		7,751,000	10,851,000
Related Allowance		0	0
Average Recorded Investment		9,858,000	15,826,000
Interest Income Recognized		0	0
General C I [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		21,063,000	13,295,000
Unpaid Principal Balance		23,335,000	17,644,000
Related Allowance		2,718,000	863,000
Average Recorded Investment		23,824,000	23,382,000
Interest Income Recognized		1,047,000	310,000
TRUPs [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment			0
Unpaid Principal Balance			0
Related Allowance			0
Average Recorded Investment			813,000
Interest Income Recognized			0
TRUPs [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		3,339,000	13,460,000
Unpaid Principal Balance		3,700,000	13,700,000
Related Allowance		925,000	4,310,000
Average Recorded Investment		12,149,000	13,524,000
Interest Income Recognized		0	0
Income C R E [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		2,468,000	8,528,000
Unpaid Principal Balance		9,389,000	16,242,000
Related Allowance		0	0
Average Recorded Investment		4,091,000	7,671,000
Interest Income Recognized		0	0
Income C R E [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		5,170,000	8,384,000
Unpaid Principal Balance		6,477,000	9,756,000
Related Allowance		390,000	650,000
Average Recorded Investment		6,671,000	9,944,000
Interest Income Recognized		148,000	286,000
Residential C R E [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		0	1,148,000
Unpaid Principal Balance		0	1,827,000
Related Allowance		0	0
Average Recorded Investment		144,000	718,000
Interest Income Recognized		0	0
Residential C R E [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		1,417,000	1,370,000
Unpaid Principal Balance		1,886,000	5,331,000
Related Allowance		91,000	146,000
Average Recorded Investment		1,488,000	5,553,000
Interest Income Recognized		32,000	190,000
Home Equity [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	[1]	10,819,000	13,379,000
Unpaid Principal Balance	[1]	27,125,000	32,471,000
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	12,069,000	15,670,000
Interest Income Recognized	[1]	0	0
Home Equity [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		89,434,000	84,169,000
Unpaid Principal Balance		91,734,000	86,252,000
Related Allowance		14,392,000	18,942,000
Average Recorded Investment		87,099,000	77,306,000
Interest Income Recognized		2,137,000	1,799,000
R E Installment Loans [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	[1]	4,285,000	4,819,000
Unpaid Principal Balance	[1]	5,525,000	6,247,000
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	4,609,000	7,855,000
Interest Income Recognized	[1]	0	0
R E Installment Loans [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		61,146,000	70,858,000
Unpaid Principal Balance		62,148,000	72,094,000
Related Allowance		16,886,000	21,836,000
Average Recorded Investment		67,032,000	73,374,000
Interest Income Recognized		1,460,000	1,198,000
Permanent Mortgage Portfolio Segment [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	[1]	4,830,000	7,258,000
Unpaid Principal Balance	[1]	6,983,000	9,374,000
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	6,408,000	7,798,000
Interest Income Recognized	[1]	0	0
Permanent Mortgage Portfolio Segment [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		97,631,000	106,201,000
Unpaid Principal Balance		110,259,000	119,421,000
Related Allowance		15,463,000	16,627,000
Average Recorded Investment		101,343,000	111,528,000
Interest Income Recognized		1,933,000	2,823,000
Credit Card Other [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		377,000	533,000
Unpaid Principal Balance		382,000	533,000
Related Allowance		167,000	254,000
Average Recorded Investment		434,000	596,000
Interest Income Recognized		$ 14,000	$ 26,000

[1]	All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.